Expenses by nature	12 Months Ended
Dec. 31, 2017
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Expenses by nature
10.	Expenses by nature

Breakdown of expenses by nature for the years ended 31 December 2017, 2016 and 2015 is as follows:

Cost of revenue:

	2017	2016	2015
Depreciation and amortization (*)	(2,596,980)	(2,203,351)	(1,667,750)
Treasury share	(1,669,807)	(1,491,503)	(1,418,683)
Interconnection and termination expenses	(1,607,079)	(1,420,233)	(1,326,990)
Radio expenses	(1,123,668)	(1,057,618)	(911,454)
Employee benefit expenses	(1,046,544)	(859,143)	(734,725)
Cost of goods sold	(870,226)	(551,656)	(250,779)
Cost of revenue from financial services	(270,366)	(68,546)	—
Universal service fund	(221,431)	(192,045)	(182,508)
Transmission expenses	(218,221)	(139,185)	(113,574)
Roaming expenses	(177,258)	(128,429)	(108,102)
Billing and archiving expenses	(55,185)	(61,647)	(55,056)
Others	(1,493,409)	(1,063,251)	(999,862)

	(11,350,174)	(9,236,607)	(7,769,483)

(*)	As at 31 December 2017, depreciation and amortization expenses includes depreciation and amortization expenses related to the financial services amounting to TL 6,343 (31 December 2016: 1.677 TL).

Selling and marketing expenses:

	2017	2016	2015
Selling expenses	(898,936)	(757,869)	(783,234)
Marketing expenses	(532,989)	(518,382)	(428,596)
Employee benefit expenses	(394,421)	(354,380)	(381,582)
Frequency usage fees related to prepaid subscribers	(82,994)	(186,530)	(191,408)
Others	(96,080)	(93,786)	(117,039)

	(2,005,420)	(1,910,947)	(1,901,859)

Administrative expenses:

	2017	2016	2015
Employee benefit expenses	(346,151)	(277,438)	(240,305)
Consultancy expenses	(50,247)	(54,315)	(43,995)
Rent expenses	(36,280)	(30,314)	(23,924)
Net impairment expense recognized on receivables	(36,278)	(211,384)	(196,588)
Travel and entertainment expenses	(30,957)	(18,913)	(13,484)
Maintenance and repair expenses	(24,342)	(20,315)	(23,424)
Collection expenses	(20,415)	(20,827)	(17,533)
Other	(100,526)	(88,343)	(66,026)

	(645,196)	(721,849)	(625,279)